Financial Risk Management - Schedule of Liquidity Risk (Details) (20-F) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 3,003,963	$ 5,791,923
Financial liabilities	1,005,308	945,130
Net maturity	(1,998,655)	4,846,793
Credit Card Facility [Member] | Liquidity Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Facility limit	95,714
Amount used	(6,516)
Amount available	89,198
Trade and Other Payables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,005,308	945,130
Not Later Than Six Months [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,003,963	5,791,923
Financial liabilities	1,005,308	945,130
Net maturity	(1,998,655)	4,846,793
Not Later Than Six Months [Member] | Trade and Other Payables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,005,308	945,130
Later Than Six Months and Not Later Than One Year [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets
Financial liabilities
Net maturity
Later Than Six Months and Not Later Than One Year [Member] | Trade and Other Payables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities
Later Than One Year and Not Later Than Five Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets
Financial liabilities
Net maturity
Later Than One Year and Not Later Than Five Years [Member] | Trade and Other Payables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities
Later Than Five Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets
Financial liabilities
Net maturity
Later Than Five Years [Member] | Trade and Other Payables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities
Cash At Bank / On Hand [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,131,741	5,487,035
Cash At Bank / On Hand [Member] | Not Later Than Six Months [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,131,741	5,487,035
Cash At Bank / On Hand [Member] | Later Than Six Months and Not Later Than One Year [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets
Cash At Bank / On Hand [Member] | Later Than One Year and Not Later Than Five Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets
Cash At Bank / On Hand [Member] | Later Than Five Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets
Trade and Other Receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	818,766	301,383
Trade and Other Receivables [Member] | Not Later Than Six Months [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	818,766	301,383
Trade and Other Receivables [Member] | Later Than Six Months and Not Later Than One Year [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets
Trade and Other Receivables [Member] | Later Than One Year and Not Later Than Five Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets
Trade and Other Receivables [Member] | Later Than Five Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets
Performance Bond and Deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	53,456	3,505
Performance Bond and Deposits [Member] | Not Later Than Six Months [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	53,456	3,505
Performance Bond and Deposits [Member] | Later Than Six Months and Not Later Than One Year [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets
Performance Bond and Deposits [Member] | Later Than One Year and Not Later Than Five Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets
Performance Bond and Deposits [Member] | Later Than Five Years [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets